Financial instruments - Disclosure of Financial Assets at Amortized Cost (Details) - Financial assets at amortized costs - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 156,599	SFr 173,882
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	71,813	133,721
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,710	159
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	76	2
Short-term time deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	SFr 61,000	SFr 40,000